BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	5,091,196	5,091,196
Temporary Equity, Redemption Price Per Share	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	1,505,079	1,505,079
Common stock, outstanding	1,505,079	1,505,079